MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2023
Marketable Securities1 [Abstract]
Summary of the Movements in Marketable Securities
Movements in marketable securities for the years ended December 31, 2023, 2022 and 2021 are as follows:

(in thousands of $)	2023	2022	2021
Balance at the beginning of the year	236,281	2,435	8,475
Marketable securities acquired	—	167,709	357
Proceeds from sale of marketable securities	(251,839)	—	(14,074)
Gain on marketable securities sold during the year	18,994	—	7,881
Unrealized gain (loss) on marketable securities held at the end of the year	3,996	66,137	(204)
Balance at the end of the year	7,432	236,281	2,435